Significant related party transactions (Tables)	6 Months Ended
Dec. 31, 2025
Significant Related Party Transactions
Schedule of transactions with related parties

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period:

	July 1, 2025 to	July 1, 2025 to	July 1, 2024 to
	December 31, 2025	December 31, 2025	December 31, 2024
	US$	S$	S$

Investment funds owed to subsidiary	78	100	-
Investment funds owed from shareholders	596,084	766,505	-
Loan to shareholder	466,599	600,000	-
Payments on behalf of related companies	437,469	562,541	-
Other consultancy services to related companies	4,404	5,663	-
Recharge of operating expenses to related companies	16,331	21,000	-
Interest income on loan to related party	4,472	5,750	-
	1,525,437	1,961,559	-

Schedule of compensation of key management personnel	Compensation of key management personnel
	July 1, 2025 to	July 1, 2025 to	July 1, 2024 to
	December 31, 2025	December 31, 2025	December 31, 2024
	US$	S$	S$

Salaries and bonuses	328,952	423,000	96,936